UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (60.7%)

	CONSUMER DISCRETIONARY (5.6%)
15,000	Brinker International, Inc.	$313,800
58,000	Comcast Corp. Class A	1,200,020
12,000	DIRECTV Class A *	507,000
15,000	DISH Network Corp. Class A *	375,900
26,000	Genuine Parts Co.	1,320,800
39,000	Home Depot, Inc.	1,281,930
15,000	J.C. Penney Company, Inc.	401,700
10,000	Johnson Controls, Inc.	263,700
65,000	Lowe’s Cos, Inc.	1,257,100
30,000	McDonald’s Corp.	2,634,600
90,000	Staples, Inc.	1,197,000
27,000	Target Corp.	1,324,080
6,000	Time Warner Cable, Inc.	376,020
10,667	Time Warner, Inc.	319,690
22,000	TJX Companies, Inc. (The)	1,220,340
10,000	TRW Automotive Holdings Corp. *	327,300
38,000	Walt Disney Co. (The)	1,146,080
		15,467,060
	CONSUMER STAPLES (7.7%)
50,000	Avon Products, Inc.	980,000
8,000	Bunge Ltd.	466,320
15,000	Campbell Soup Co.	485,550
16,000	Coca-Cola Co. (The)	1,080,960
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	709,840
34,000	ConAgra Foods, Inc.	823,480
12,000	Corn Products International, Inc.	470,880
17,300	CVS Caremark Corp.	580,934
6,000	Diageo PLC ADR	455,580
15,000	Dr. Pepper Snapple Group, Inc.	581,700
21,000	General Mills, Inc.	807,870
10,000	H.J. Heinz Co.	504,800
16,000	Hormel Foods Corp.	432,320
20,000	Kraft Foods, Inc. Class A	671,600
79,000	Kroger Co. (The)	1,734,840
30,000	Molson Coors Brewing Co. Class B	1,188,300
27,000	PepsiCo, Inc.	1,671,300
47,000	Procter & Gamble Co. (The)	2,969,460
25,000	Sara Lee Corp.	408,750
56,000	Sysco Corp.	1,450,400
20,000	Unilever PLC ADR	623,800
30,000	Wal-Mart Stores, Inc.	1,557,000
20,000	Walgreen Co.	657,800
		21,313,484
	ENERGY (7.1%)
2,000	Alliance Resource Partners, L.P.	131,120
10,000	Atwood Oceanics, Inc. *	343,600
10,000	Boardwalk Pipeline Partners L.P.	256,400
10,000	Bristow Group, Inc.	424,300
16,000	Canadian Natural Resources Ltd.	468,320
20,000	Chevron Corp.	1,850,400
15,000	ConocoPhillips	949,800
12,500	Devon Energy Corp.	693,000
31,000	Diamond Offshore Drilling, Inc.	1,696,940
10,000	El Paso Corp.	174,800
10,955	Ensco International PLC ADR	442,911
15,000	Enterprise Products Partners L.P.	602,250

Shares		Value
34,000	Exxon Mobil Corp.	$2,469,420
27,500	Hess Corp.	1,442,650
16,000	Marathon Oil Corp.	345,280
10,000	Marathon Petroleum Corp.	270,600
7,000	National-Oilwell Varco, Inc.	358,540
9,000	Newfield Exploration Co. *	357,210
2,000	Plains All American Pipeline, L.P.	117,840
12,000	Royal Dutch Shell PLC ADR	744,600
28,000	Schlumberger Ltd.	1,672,440
22,000	StatoilHydro ASA ADR	474,100
25,000	Suncor Energy, Inc.	636,000
6,000	Swift Energy Co. *	146,040
22,000	Tidewater, Inc.	925,100
18,000	Total S.A. ADR	789,660
10,000	Transocean Ltd.	477,400
20,000	Valero Energy Corp.	355,600
		19,616,321
	FINANCIALS (6.9%)
5,000	ACE Ltd.	303,000
15,000	Ameriprise Financial, Inc.	590,400
21,000	Bank of Montreal	1,172,850
12,000	BlackRock, Inc.	1,776,120
120,000	Charles Schwab Corp. (The)	1,352,400
83,000	Discover Financial Services	1,904,020
12,000	HCC Insurance Holdings, Inc.	324,600
10,000	Health Care REIT, Inc.	468,000
64,000	JPMorgan Chase & Co.	1,927,680
10,000	M&T Bank Corp.	699,000
27,000	Northern Trust Corp.	944,460
21,000	PartnerRe Ltd.	1,097,670
105,000	People’s United Financial, Inc.	1,197,000
17,000	Principal Financial Group, Inc.	385,390
36,000	Prudential Financial, Inc.	1,686,960
27,000	State Street Corp.	868,320
77,000	U.S. Bancorp	1,812,580
27,000	Wells Fargo & Co.	651,240
		19,161,690
	HEALTH CARE (8.5%)
15,000	Aetna, Inc.	545,250
10,000	Amgen, Inc.	549,500
10,000	Baxter International, Inc.	561,400
10,000	Becton, Dickinson & Co.	733,200
4,000	Bio-Rad Laboratories, Inc. Class A *	363,080
10,000	Biogen Idec, Inc. *	931,500
20,000	Bristol-Myers Squibb Co.	627,600
23,000	Coventry Health Care, Inc. *	662,630
15,000	Covidien PLC	661,500
52,000	Gilead Sciences, Inc. *	2,017,600
10,000	GlaxoSmithKline PLC ADR	412,900
7,000	Humana, Inc.	509,110
30,000	Johnson & Johnson	1,911,300
14,000	Kinetic Concepts, Inc. *	922,460
10,000	Laboratory Corporation of America Holdings *	790,500
13,000	Medtronic, Inc.	432,120
53,000	Merck & Co., Inc.	1,733,630
8,000	Novartis AG ADR	446,160
20,000	PerkinElmer, Inc.	384,200
104,000	Pfizer, Inc.	1,838,720

1

Value Line Income and Growth Fund, Inc.

September 30, 2011

Shares		Value
18,000	Sanofi-Aventis ADR	$590,400
50,000	Teva Pharmaceutical Industries Ltd. ADR	1,861,000
12,500	Thermo Fisher Scientific, Inc. *	633,000
9,000	UnitedHealth Group, Inc.	415,080
10,000	Varian Medical Systems, Inc. *	521,600
15,000	Watson Pharmaceuticals, Inc. *	1,023,750
15,000	WellCare Health Plans, Inc. *	569,700
6,000	WellPoint, Inc.	391,680
13,000	Zimmer Holdings, Inc. *	695,500
		23,736,070
	INDUSTRIALS (6.7%)
10,000	AGCO Corp. *	345,700
8,000	Canadian National Railway Co.	532,640
6,000	Canadian Pacific Railway Ltd.	288,540
12,000	Chicago Bridge & Iron Co. N.V.	343,560
30,000	Cintas Corp.	844,200
24,000	CSX Corp.	448,080
12,000	Embraer SA ADR	304,440
9,000	Emerson Electric Co.	371,790
24,600	FedEx Corp.	1,664,928
12,000	Foster Wheeler AG *	213,480
10,000	General Dynamics Corp.	568,900
10,000	Honeywell International, Inc.	439,100
2,000	Huntington Ingalls Industries, Inc. *	48,660
8,000	Illinois Tool Works, Inc.	332,800
10,000	ITT Corp.	420,000
11,000	Lockheed Martin Corp.	799,040
7,000	Norfolk Southern Corp.	427,140
16,000	Northrop Grumman Corp.	834,560
12,000	Pall Corp.	508,800
11,400	Pentair, Inc.	364,914
45,000	Raytheon Co.	1,839,150
45,000	Republic Services, Inc.	1,262,700
10,000	Rockwell Collins, Inc.	527,600
15,000	Southwest Airlines Co.	120,600
30,000	Tyco International Ltd.	1,222,500
8,000	Union Pacific Corp.	653,360
7,800	United Continental Holdings, Inc. *	151,164
18,000	United Technologies Corp.	1,266,480
41,000	Waste Management, Inc.	1,334,960
		18,479,786
	INFORMATION TECHNOLOGY (9.1%)
14,000	Accenture Ltd. Class A *	737,520
18,000	Accenture PLC Class A	948,240
22,500	Adobe Systems, Inc. *	543,825
20,000	Amdocs Ltd. *	542,400
20,000	Arrow Electronics, Inc. *	555,600
15,000	Automatic Data Processing, Inc.	707,250
35,000	Avago Technologies Ltd.	1,146,950
15,000	Avnet, Inc. *	391,200
16,000	BMC Software, Inc. *	616,960
18,000	Check Point Software Technologies Ltd. *	949,680
15,000	Cognizant Technology Solutions Corp. Class A *	940,500
66,000	Corning, Inc.	815,760
15,000	DST Systems, Inc.	657,450
40,000	EMC Corp. *	839,600
4,000	Google, Inc. Class A *	2,057,520
37,000	Harris Corp.	1,264,290

Shares		Value
78,000	Intel Corp.	$1,663,740
11,000	International Business Machines Corp.	1,925,330
20,000	Juniper Networks, Inc. *	345,200
10,000	Linear Technology Corp.	276,500
60,000	MEMC Electronic Materials, Inc. *	314,400
12,000	Microchip Technology, Inc.	373,320
150,000	Micron Technology, Inc. *	756,000
87,000	Microsoft Corp.	2,165,430
1,250	Motorola Mobility Holdings, Inc. *	47,225
1,428	Motorola Solutions, Inc.	59,833
22,000	NVIDIA Corp. *	275,000
62,000	Oracle Corp.	1,781,880
43,000	TE Connectivity Ltd.	1,210,020
15,000	Western Digital Corp. *	385,800
		25,294,423
	MATERIALS (2.8%)
12,000	AngloGold Ashanti Ltd. ADR	496,320
20,000	Barrick Gold Corp.	933,000
5,000	BHP Billiton Ltd. ADR	332,200
5,000	Dow Chemical Co. (The)	112,300
10,000	E.I. du Pont de Nemours & Co.	399,700
8,000	Freeport-McMoRan Copper & Gold, Inc.	243,600
31,000	Mosaic Co. (The)	1,518,070
10,000	Nalco Holding Co.	349,800
20,000	Newmont Mining Corp.	1,258,000
10,000	OM Group, Inc. *	259,700
12,000	Packaging Corp. of America	279,600
2,000	Syngenta AG ADR	103,740
15,000	Vale SA ADR	342,000
4,000	Walter Energy, Inc.	240,040
65,000	Yamana Gold, Inc.	887,900
		7,755,970
	TELECOMMUNICATION SERVICES (1.7%)
80,000	AT&T, Inc.	2,281,600
33,000	CenturyLink, Inc.	1,092,960
25,000	Verizon Communications, Inc.	920,000
20,000	Vodafone Group PLC ADR	513,000
		4,807,560
	UTILITIES (4.6%)
20,000	AGL Resources, Inc.	814,800
26,000	American Electric Power Company, Inc.	988,520
25,000	American States Water Co.	848,250
28,000	California Water Service Group	495,880
20,000	CenterPoint Energy, Inc.	392,400
40,000	CMS Energy Corp.	791,600
21,000	Dominion Resources, Inc.	1,066,170
15,000	Ferrellgas Partners, L.P.	297,750
20,000	IDACORP, Inc.	755,600
15,000	OGE Energy Corp.	716,850
21,000	PPL Corp.	599,340
15,000	Progress Energy, Inc.	775,800
8,000	Sempra Energy	412,000
25,000	Southern Co.	1,059,250
42,000	TECO Energy, Inc.	719,460
20,000	Westar Energy, Inc.	528,400
16,000	Wisconsin Energy Corp.	500,640

2

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
40,000	Xcel Energy, Inc.	$987,600
		12,750,310

	TOTAL COMMON STOCKS (Cost $157,193,157) (60.7%)	168,382,674

PREFERRED STOCKS (0.7%)

	FINANCIALS (0.7%)
15,500	Citigroup, Inc., 7.50%	1,234,265
20,000	Health Care REIT, Inc., Series F, 7.63%	510,600
5,000	MetLife, Inc. Series B, 6.50%	124,600
		1,869,465

	TOTAL PREFERRED STOCKS (Cost $2,422,952) (0.7%)	1,869,465

CONVERTIBLE PREFERRED STOCK (0.6%)

	ENERGY (0.6%)
33,000	Apache Corp. 6.00%	1,688,610

	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $2,023,949) (0.6%)	1,688,610

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (7.6%)

$5,000,000	U.S. Treasury Bond, 3.75%, 8/15/41	5,821,100
6,679,860	U.S. Treasury Notes, 2.00%, 4/15/12 (1)	6,740,921
3,484,380	U.S. Treasury Notes, 1.88%, 7/15/15 (1)	3,827,100
4,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	4,617,500

	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $19,721,046) (7.6%)	21,006,621

CORPORATE BONDS & NOTES (16.9%)

	BASIC MATERIALS (1.3%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,069,411
500,000	Potash Corp. of Saskatchewan, Inc.,
	3.25%, 12/1/17	520,449
875,000	PPG Industries, Inc., 3.60%, 11/15/20	902,590
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,135,786
		3,628,236
	COMMUNICATIONS (3.0%)
4,000,000	BellSouth Corp., 6.00%, 10/15/11	4,005,384
500,000	eBay, Inc., 3.25%, 10/15/20	496,977
1,000,000	Google, Inc., 2.13%, 5/19/16	1,030,156
1,000,000	Time Warner Cable, Inc., 5.85%, 5/1/17	1,111,162
1,083,000	Viacom, Inc., 4.38%, 9/15/14	1,157,208

Principal Amount		Value
$480,000	Vodafone Group PLC, 3.38%, 11/24/15	$504,155
		8,305,042
	CONSUMER, CYCLICAL (1.8%)
500,000	Lowe’s Cos, Inc., 2.13%, 4/15/16	507,078
1,000,000	Marriott International, 5.81%, 11/10/15	1,126,122
1,500,000	McDonald’s Corp. MTN, 3.63%, 5/20/21	1,633,080
700,000	Nordstrom, Inc., 4.75%, 5/1/20	768,215
1,000,000	Wal-Mart Stores, Inc., 2.80%, 4/15/16	1,054,990
		5,089,485
	CONSUMER, NON-CYCLICAL (4.3%)
616,000	Anheuser-Busch InBev Worldwide, Inc.,
	4.38%, 2/15/21	680,532
451,000	Baxter International, Inc., 4.25%, 3/15/20	491,751
500,000	Coca-Cola HBC Finance BV, 5.50%,
	9/17/15	551,165
250,000	Colgate-Palmolive Co. MTN, 2.63%,
	5/1/17	260,239
1,000,000	Diageo Capital PLC, 5.75%, 10/23/17	1,168,082
1,000,000	Humana, Inc., Senior Notes, 6.45%,
	6/1/16	1,131,721
1,000,000	Johnson & Johnson, 3.55%, 5/15/21	1,105,585
2,500,000	Kraft Foods, Inc., 5.63%, 11/1/11	2,507,937
250,000	Mead Johnson Nutrition Co., 4.90%,
	11/1/19	279,679
1,100,000	Medtronic, Inc., Series B, 4.75%, 9/15/15	1,235,609
250,000	PepsiCo, Inc., 2.50%, 5/10/16	258,829
983,000	Sanofi, 2.63%, 3/29/16	1,017,005
1,050,000	Teva Pharmaceutical Finance Co. LLC,
	5.55%, 2/1/16	1,201,326
		11,889,460
	ENERGY (0.2%)
500,000	Devon Energy Corp., 2.40%, 7/15/16	506,713
	FINANCIAL (1.8%)
500,000	BlackRock, Inc., 3.50%, 12/10/14	531,291
1,000,000	Caterpillar Financial Services Corp.
	MTN, 2.65%, 4/1/16	1,035,270
1,000,000	General Electric Capital Corp. MTN,
	5.50%, 11/15/11	1,005,402
500,000	Goldman Sachs Group, Inc. (The), 3.70%,
	8/1/15	489,541
750,000	Morgan Stanley, 3.45%, 11/2/15	690,712
1,250,000	ProLogis, 6.25%, 3/15/17	1,308,001
		5,060,217
	INDUSTRIAL (3.0%)
869,000	Boeing Co. (The), 3.75%, 11/20/16	947,229
1,000,000	Burlington Northern Santa Fe, LLC,
	4.10%, 6/1/21	1,064,112
500,000	Caterpillar, Inc., 3.90%, 5/27/21	539,255
892,000	Commercial Metals Co., Notes, 6.50%,
	7/15/17	889,852
500,000	Danaher Corp., 3.90%, 6/23/21	537,782
734,000	Lockheed Martin Corp., 4.25%, 11/15/19	798,060

3

Value Line Income and Growth Fund, Inc.

September 30, 2011

Principal Amount		Value
$575,000	Ryder System, Inc. MTN, 3.50%, 6/1/17	$595,962
1,114,000	Thermo Fisher Scientific, Inc., 3.20%,
	3/1/16	1,170,188
700,000	Tyco Electronics Group S.A., Senior
	Notes, 6.00%, 10/1/12	733,494
1,000,000	Union Pacific Corp., 4.00%, 2/1/21	1,061,686
		8,337,620
	TECHNOLOGY (0.9%)
500,000	Intel Corp., 3.30%, 10/1/21	510,771
1,500,000	National Semiconductor Corp., Senior
	Notes, 6.15%, 6/15/12	1,542,621
500,000	Texas Instruments, Inc., 2.38%, 5/16/16	512,715
		2,566,107
	UTILITIES (0.6%)
1,000,000	Dominion Resources, Inc., 2.25%, 9/1/15	1,015,072
500,000	Sempra Energy, 2.00%, 3/15/14	505,158
		1,520,230
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $45,488,381) (16.9%)	46,903,110
CONVERTIBLE CORPORATE BONDS & NOTES (6.0%)

	COMMUNICATIONS (0.2%)
500,000	Anixter International, Inc., Senior
	Notes, 1.00%, 2/15/13	509,375
	CONSUMER, CYCLICAL (0.2%)
1,150,000	AMR Corp., 6.25%, 10/15/14	679,937
	CONSUMER, NON-CYCLICAL (1.6%)
1,000,000	Alere, Inc., Convertible Fixed,
	3.00%, 5/15/16	870,000
1,000,000	Charles River Laboratories
	International, Inc., Senior Notes,
	2.25%, 6/15/13	982,500
1,500,000	LifePoint Hospitals, Inc., Senior
	Subordinated Debentures,
	3.25%, 8/15/25	1,516,875
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	1,084,500
		4,453,875
	ENERGY (0.9%)
1,250,000	Helix Energy Solutions Group,
	Inc., 3.25%, 12/15/25	1,225,000
1,250,000	SESI LLC, Guaranteed Senior
	Notes, 1.50%, 12/15/26 (2)	1,243,750
		2,468,750
	INDUSTRIAL (1.1%)
1,000,000	General Cable Corp., Senior Notes,
	1.00%, 10/15/12	930,000
1,000,000	SunPower Corp., Senior
	Debentures Convertible, 1.25%,
	2/15/27	985,000
1,000,000	Tech Data Corp., Senior
	Debentures, 2.75%, 12/15/26	1,001,250
		2,916,250

Principal Amount		Value
	TECHNOLOGY (2.0%)
$1,000,000	Advanced Micro Devices, Inc.,
	Senior Notes Convertible,
	5.75%, 8/15/12	$1,010,000
1,500,000	Micron Technology, Inc., Senior
	Notes, 1.88%, 6/1/14	1,400,625
1,000,000	ON Semiconductor Corp., Senior
	Subordinated Notes, 2.63%,
	12/15/26	1,065,000
1,250,000	SanDisk Corp., Senior Notes,
	1.00%, 5/15/13	1,209,375
1,000,000	Xilinx, Inc., Subordinated
	Debentures, 3.13%, 3/15/37	1,000,000
		5,685,000
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $16,359,055) (6.0%)	16,713,187
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.0%)

90,473	Federal National Mortgage Association,
	6.00%, 6/25/16	91,013
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $91,095) (0%)	91,013

	TOTAL INVESTMENT
	SECURITIES (92.5%)
	(Cost $243,299,635)	256,654,680

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES (7.5%)		20,703,799
NET ASSETS (3) (100%)		$277,358,479
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($277,358,479 ÷ 35,687,460 shares outstanding)		$7.77

*	Non-income producing.
(1)	Treasury Inflation Protected Security (TIPS).
(2)	Step Bond - The rate shown is as of September 30, 2011 and will reset at a future date.
(3)
For federal income tax purposes, the aggregate cost was $243,299,635, aggregate gross unrealized appreciation was $24,660,578, aggregate gross unrealized depreciation was $11,305,533 and the net unrealized appreciation was $13,355,045.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$168,382,674	$0	$0	$168,382,674
Preferred Stocks	1,869,465	0	0	1,869,465
Convertible Preferred Stock	1,688,610	0	0	1,688,610
U.S. Treasury Obligations	0	21,006,621	0	21,006,621
Corporate Bonds & Notes	0	46,903,110	0	46,903,110
Convertible Corporate Bonds & Notes	0	16,713,187	0	16,713,187
U.S. Government Agency Obligations	0	91,013	0	91,013

Total Investments in Securities	$171,940,749	$84,713,931	$0	$256,654,680

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011